Note 19 - Nature and Extent of Risks Arising from Financial Instruments - Analysis of Sensitivity to Market Interest Rates (Details) - Interest rate risk [member] $ in Thousands	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)
Increase 100 bps [member]
Statement Line Items [Line Items]
Impact of projected net interest income during a 12 month period	$ 4,046	$ 4,304
Duration difference between assets and liabilities (months)	(2)	1.4
Decrease 100 bps [member]
Statement Line Items [Line Items]
Impact of projected net interest income during a 12 month period	$ (4,059)	$ (4,261)